UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue
           Suite 2601
           New York, NY 10022


Form 13F File Number: 28-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

/s/ John S. Clark II               New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Fund LP (the "Fund"), Southpoint Qualified Fund LP (the "Qualified Fund"), Southpoint Offshore Fund, Ltd. and Southpoint Master Fund, LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Fund, the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              55

Form 13F Information Table Value Total:  $    1,268,242
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13948             Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2     028-13953             Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3     028-13952             Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4     028-13950             John S. Clark II
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN WTR WKS CO INC NEW  COM              030420103   14,837   586,671 SH       DEFINED    1,2,3,4    586,671      0    0
AMERISOURCEBERGEN CORP       COM              03073E105   33,441   980,104 SH       DEFINED    1,2,3,4    980,104      0    0
APRICUS BIOSCIENCES INC      COM              03832V109      674   194,227     CALL DEFINED    1,2,3,4    194,227      0    0
ARTIO GLOBAL INVS INC        COM CL A         04315B107    9,162   621,139 SH       DEFINED    1,2,3,4    621,139      0    0
AUTONATION INC               COM              05329W102   67,680 2,400,000 SH       DEFINED    1,2,3,4  2,400,000      0    0
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401    1,238   303,410 SH       DEFINED    1,2,3,4    303,410      0    0
BECTON DICKINSON & CO        COM              075887109   19,017   225,000 SH       DEFINED    1,2,3,4    225,000      0    0
BLACKBOARD INC               COM              091935502   13,423   325,000 SH       DEFINED    1,2,3,4    325,000      0    0
BLUE NILE INC                COM              09578R103    3,317    58,128 SH       DEFINED    1,2,3,4     58,128      0    0
BROADRIDGE FINL SOLUTIONS IN COM              11133T103   13,193   601,590 SH       DEFINED    1,2,3,4    601,590      0    0
CACI INTL INC                CL A             127190304   71,831 1,345,142 SH       DEFINED    1,2,3,4  1,345,142      0    0
CADENCE PHARMACEUTICALS INC  COM              12738T100    2,720   360,331 SH       DEFINED    1,2,3,4    360,331      0    0
CALIX INC                    COM              13100M509    6,720   397,656 SH       DEFINED    1,2,3,4    397,656      0    0
CELERA CORP                  COM              15100E106    4,574   726,000 SH       DEFINED    1,2,3,4    726,000      0    0
CHRISTOPHER & BANKS CORP     COM              171046105    4,246   690,400 SH       DEFINED    1,2,3,4    690,400      0    0
COCA COLA ENTERPRISES INC NE COM              19122T109   78,845 3,150,000 SH       DEFINED    1,2,3,4  3,150,000      0    0
CVS CAREMARK CORPORATION     COM              126650100   17,385   500,000 SH       DEFINED    1,2,3,4    500,000      0    0
DARLING INTL INC             COM              237266101    8,826   664,589 SH       DEFINED    1,2,3,4    664,589      0    0
EQUINIX INC                  COM NEW          29444U502    8,126   100,000 SH       DEFINED    1,2,3,4    100,000      0    0
EXCEL TR INC                 COM              30068C109    3,467   286,522 SH       DEFINED    1,2,3,4    286,522      0    0
FIDELITY NATL INFORMATION SV COM              31620M106   46,563 1,700,000 SH       DEFINED    1,2,3,4  1,700,000      0    0
FIRST SOLAR INC              COM              336433107   22,126   170,018 SH       DEFINED    1,2,3,4    170,018      0    0
FISERV INC                   COM              337738108   52,704   900,000 SH       DEFINED    1,2,3,4    900,000      0    0
GENERAL MTRS CO              COM              37045V100   36,860 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
GOOGLE INC                   CL A             38259P508   44,548    75,000 SH       DEFINED    1,2,3,4     75,000      0    0
GREEN MTN COFFEE ROASTERS IN COM              393122106   26,617   810,000 SH       DEFINED    1,2,3,4    810,000      0    0
LENDER PROCESSING SVCS INC   COM              52602E102   44,280 1,500,000 SH       DEFINED    1,2,3,4  1,500,000      0    0
LIVEPERSON INC               COM              538146101    7,345   650,000 SH       DEFINED    1,2,3,4    650,000      0    0
MASTERCARD INC               CL A             57636Q104   39,219   175,000 SH       DEFINED    1,2,3,4    175,000      0    0
MOVADO GROUP INC             COM              624580106   13,970   865,524 SH       DEFINED    1,2,3,4    865,524      0    0
MUELLER INDS INC             COM              624756102   23,519   719,230 SH       DEFINED    1,2,3,4    719,230      0    0
NALCO HOLDING COMPANY        COM              62985Q101   90,530 2,834,383 SH       DEFINED    1,2,3,4  2,834,383      0    0
NEOSTEM INC                  COM              640650305      282   200,000     CALL DEFINED    1,2,3,4    200,000      0    0
NEOSTEM INC                  *W EXP 07/16/201 640650115       25   125,000 SH       DEFINED    1,2,3,4    125,000      0    0
NEW YORK & CO INC            COM              649295102    3,575   808,766 SH       DEFINED    1,2,3,4    808,766      0    0
NICHOLAS FINANCIAL INC       COM NEW          65373J209   10,611 1,036,220 SH       DEFINED    1,2,3,4  1,036,220      0    0
ORIENTAL FINL GROUP INC      COM              68618W100   16,930 1,355,467 SH       DEFINED    1,2,3,4  1,355,467      0    0
POWER ONE INC NEW            COM              73930R102   38,304 3,755,260 SH       DEFINED    1,2,3,4  3,755,260      0    0
QUINSTREET INC               COM              74874Q100    6,148   320,021 SH       DEFINED    1,2,3,4    320,021      0    0
REALPAGE INC                 COM              75606N109      309    10,000 SH       DEFINED    1,2,3,4     10,000      0    0
SABRA HEALTH CARE REIT INC   COM              78573L106   12,071   656,009 SH       DEFINED    1,2,3,4    656,009      0    0
SODASTREAM INTERNATIONAL LTD USD SHS          M9068E105    5,527   175,000 SH       DEFINED    1,2,3,4    175,000      0    0
SUNTECH PWR HLDGS CO LTD     ADR              86800C104    4,005   500,000 SH       DEFINED    1,2,3,4    500,000      0    0
TIER TECHNOLOGIES INC        CL B             88650Q100      229    38,186 SH       DEFINED    1,2,3,4     38,186      0    0
TRADESTATION GROUP INC       COM              89267P105   12,539 1,857,640 SH       DEFINED    1,2,3,4  1,857,640      0    0
TRINA SOLAR LIMITED          SPON ADR         89628E104    7,026   300,000 SH       DEFINED    1,2,3,4    300,000      0    0
TUESDAY MORNING CORP         COM NEW          899035505    3,357   635,717 SH       DEFINED    1,2,3,4    635,717      0    0
TYCO ELECTRONICS LTD SWITZER SHS              H8912P106   49,824 1,407,466 SH       DEFINED    1,2,3,4  1,407,466      0    0
UNION PAC CORP               COM              907818108   72,831   786,000 SH       DEFINED    1,2,3,4    786,000      0    0
VISHAY PRECISION GROUP INC   COM              92835K103    7,490   397,540 SH       DEFINED    1,2,3,4    397,540      0    0
WASTE MGMT INC DEL           COM              94106L109   73,740 2,000,000 SH       DEFINED    1,2,3,4  2,000,000      0    0
WASTE MGMT INC DEL           COM              94106L109   36,870 1,000,000     CALL DEFINED    1,2,3,4  1,000,000      0    0
WATTS WATER TECHNOLOGIES INC CL A             942749102   13,664   373,434 SH       DEFINED    1,2,3,4    373,434      0    0
WELLPOINT INC                COM              94973V107   56,860 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
WET SEAL INC                 CL A             961840105    5,022 1,357,400 SH       DEFINED    1,2,3,4  1,357,400      0    0


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